FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Schedule of Maturity Profile of the Group's Financial Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables		¥ 3,896	¥ 100
Other payables and accrued liabilities		1,600	1,081
Due to a related company		5,077	4,041
Due to the Shareholder		7,097	6,973
Lease liabilities		812
Trade and other payables, total		18,482	12,195
USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $	$ 560
Other payables and accrued liabilities | $	231
Due to a related company | $	729
Due to the Shareholder | $	1,019
Lease liabilities		117
Trade and other payables, total | $	2,656
On demand [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other payables and accrued liabilities
Due to a related company
Due to the Shareholder
Lease liabilities
Trade and other payables, total
On demand [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $
Other payables and accrued liabilities | $
Due to a related company | $
Due to the Shareholder | $
Lease liabilities
Trade and other payables, total | $
Within 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables		3,896	100
Other payables and accrued liabilities		1,600	1,081
Due to a related company		5,077	4,041
Due to the Shareholder		7,097	6,973
Lease liabilities		812
Trade and other payables, total		18,482	12,195
Within 1 year [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $	560
Other payables and accrued liabilities | $	231
Due to a related company | $	729
Due to the Shareholder | $	1,019
Lease liabilities		117
Trade and other payables, total | $	2,656
After one year but not more than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other payables and accrued liabilities
Due to a related company
Due to the Shareholder
Lease liabilities
Trade and other payables, total
After one year but not more than five years [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $
Other payables and accrued liabilities | $
Due to a related company | $
Due to the Shareholder | $
Lease liabilities
Trade and other payables, total | $
Expiring 2023 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other payables and accrued liabilities
Due to a related company
Due to the Shareholder
Lease liabilities
Trade and other payables, total
Expiring 2023 [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $
Other payables and accrued liabilities | $
Due to a related company | $
Due to the Shareholder | $
Lease liabilities
Trade and other payables, total | $